UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2010
                                               ------------------

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SteelPath Fund Advisors LLC
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Address: 2100 McKinney Ave
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         Suite 1401
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         Dallas, TX 75201
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Form 13F File Number: 28-________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    James McCain
         ------------------------------------------------------
Title:   CCO
         ------------------------------------------------------
Phone:   214-740-6054
         ------------------------------------------------------


Signature, Place, and Date of Signing:

/s/ James McCain                     Dallas, Texas                 1/25/11
---------------------------    -----------------------        ------------------
[Signature]                         [City, State]                  [Date]

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number       Name

28-_________               SteelPath Capital Management LLC

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           1

Form 13F Information Table Entry Total:      47

Form 13F Information Table Value Total (in thousands):  $963,576
                                                        --------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries]

No.  Form 13F File Number   Name

1    28-_________________   SteelPath Capital Management LLC

[Repeat as necessary.]

                       Title of              Value     SHRS or                       Investment    Other      Voting Authority
Name of Issuer         Class      CUSIP      (x$1000)  PRN AMT---SH/PRN--PUT/CALL    Discretion    Manager   Sole--Shared---None
--------------------------------------------------------------------------------------------------------------------------------
ALLIANCE HOLDINGS GP   US EQUITY  01861G100   8312.97  173223                          OTHER          1                   173223
ALLIANCE RES PARTNER   US EQUITY  01877R108  12007.12  182590                          OTHER          1                   182590
BUCKEYE PARTNERS L P   US EQUITY  118230101  29998.85  448883                          OTHER          1                   448883
BOARDWALK PIPELINE P   US EQUITY  096627104  28014.45  899918                          OTHER          1                   899918
CHESAPEAKE MIDSTREAM   US EQUITY  16524K108  12070.22  419542                          OTHER          1                   419542
COPANO ENERGY L L C    US EQUITY  217202100  14575.21  431858                          OTHER          1                   431858
CHENIERE ENERGY PART   US EQUITY  16411Q101  11764.95  552086                          OTHER          1                   552086
DUNCAN ENERGY PARTNE   US EQUITY  265026104  15622.41  486831                          OTHER          1                   486831
DCP MIDSTREAM PARTNE   US EQUITY  23311P100   9802.95  262111                          OTHER          1                   262111
ECA MARCELLUS TR I     US EQUITY  26827L109    594.72  22400                           OTHER          1                    22400
ENBRIDGE ENERGY PART   US EQUITY  29250R106  41426.93  664106                          OTHER          1                   664106
EL PASO PIPELINE PAR   US EQUITY  283702108  33175.61  991797                          OTHER          1                   991797
ENTERPRISE PRODS PAR   US EQUITY  293792107  66617.60  1600999.826                     OTHER          1              1600999.826
ENERGY TRANSFER EQUI   US EQUITY  29273V100  11959.56  306106                          OTHER          1                   306106
ENERGY TRANSFER PRTN   US EQUITY  29273R109  21310.96  411249.7309                     OTHER          1              411249.7309
EV ENERGY PARTNERS L   US EQUITY  26926V107  15892.99  404917                          OTHER          1                   404917
FERRELLGAS PARTNERS    US EQUITY  315293100   6590.89  257356                          OTHER          1                   257356
GENESIS ENERGY L P     US EQUITY  371927104  14249.14  539740                          OTHER          1                   539740
GLOBAL PARTNERS LP     US EQUITY  37946R109  10111.92  369048                          OTHER          1                   369048
HOLLY ENERGY PARTNER   US EQUITY  435763107  45153.77  886933.2913                     OTHER          1              886933.2913
KINDER MORGAN ENERGY
  PARTNERS L.P.        US EQUITY  494550106   4637.93  66011                           OTHER          1                    66011
LINN ENERGY LLC        US EQUITY  536020100   6699.24  178694                          OTHER          1                   178694
MARTIN MIDSTREAM       US EQUITY  573331105   7647.15  194238                          OTHER          1                   194238
MAGELLAN MIDSTREAM P   US EQUITY  559080106  47321.74  837552.8645                     OTHER          1              837552.8645
MARKWEST ENERGY PART   US EQUITY  570759100  23996.69  554068                          OTHER          1                   554068
TARGA RESOURCES PART   US EQUITY  87611X105  15476.79  455736                          OTHER          1                   455736
NISKA GAS STORAGE PA   US EQUITY  654678101  14607.01  732181                          OTHER          1                   732181
INERGY L P             US EQUITY  456615103  58900.25  1501025.65                      OTHER          1               1501025.65
NATURAL RESOURCE PAR   US EQUITY  63900P103   7503.00  225994                          OTHER          1                   225994
NUSTAR ENERGY LP       US EQUITY  67058H102  42421.24  610553.1997                     OTHER          1              610553.1997
NUSTAR GP HOLDINGS L   US EQUITY  67059L102   8693.37  239289                          OTHER          1                   239289
ONEOK PARTNERS LP      US EQUITY  68268N103  48548.49  610672.8897                     OTHER          1              610672.8897
OXFORD RESOURCE PART   US EQUITY  691807101   3654.00  150000                          OTHER          1                   150000
PLAINS ALL AMERN PIP   US EQUITY  726503105  39979.07  636710.7339                     OTHER          1              636710.7339
PAA NAT GAS STORAGE    US EQUITY  693139107   3257.91  130655                          OTHER          1                   130655
POSTROCK ENERGY CORP.  US EQUITY  737525105     29.86  7941                            OTHER          1                     7941
REGENCY ENERGY PARTN   US EQUITY  75885Y107  35495.90  1302124                         OTHER          1                  1302124
RHINO RESOURCE PARTN   US EQUITY  76218Y103   5835.00  250000                          OTHER          1                   250000
SPECTRA ENERGY PARTN   US EQUITY  84756N109  37056.91  1128064.099                     OTHER          1              1128064.099
SUBURBAN PROPANE PAR   US EQUITY  864482104   7676.31  136857                          OTHER          1                   136857
SUNOCO LOGISTICS PRT   US EQUITY  86764L108  26630.91  318589.6144                     OTHER          1              318589.6144
TC PIPELINES LP        US EQUITY  87233Q108  48105.98  925115.0116                     OTHER          1              925115.0116
TEEKAY LNG PARTNERS    US EQUITY  Y8564M105   7094.78  186754                          OTHER          1                   186754
TRANSMONTAIGNE PARTN   US EQUITY  89376V100  30586.77  840065                          OTHER          1                   840065
TARGA RES CORP         US EQUITY  87612G101   1340.50  50000                           OTHER          1                    50000
WESTERN GAS PARTNERS   US EQUITY  958254104   2954.16  97497                           OTHER          1                    97497
WILLIAMS PARTNERS LP   US EQUITY  96950F104  18171.62  389531                          OTHER          1                   389531